Significant accounting policies and basis of preparation (Tables)	3 Months Ended
Mar. 31, 2019
Significant Accounting Policies and Basis of Preparation [Abstract]
Schedule of property, plant and equipment
Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer equipment	33%
Computer software	50%
Vehicles	33%
Leasehold improvements	over term of lease
Production tooling and molds	per unit produced

Schedule of operating and finance lease liabilities

Operating lease commitment at December 31, 2018 as disclosed in the Company’s consolidated financial statement	$2,148,834
Discounted using the incremental borrowing rate at January 1, 2019	194,327
Finance lease liabilities recognized at December 31, 2018	1,954,507
Extension options reasonably certain to be exercised	268,970
Lease liabilities recognized at January 1, 2019	$2,223,477